Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                              Fax (212) 707-1791


                                                                  March 11, 2010

VIA ELECTRONIC "EDGAR" FILING

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

                  RE: AXA Equitable Life Insurance Company
                      Form S-3 Registration Statement
                      CIK 0000727920



Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith, via EDGAR, AXA Equitable's Form S-3 Registration Statement
(the "S-3 Registration Statement") under the Securities Act of 1933, as amended ("1933 Act"), with respect to interests ("Interests") in the Protected Investment Option of the Protected Capital Strategies(SM) contract to be offered by AXA Equitable.

Please note that the prospectus contained in the S-3 Registration Statement is also being filed today in a separate registration statement on Form N-4 (the "N-4 Registration Statement") by Separate Account No. 49 of AXA Equitable. The N-4 Registration Statement registers units of interest in the Protected Capital Strategies contract, to be issued by AXA Equitable, which are being registered under the Securities Act of 1933, in addition to Separate Account No. 49's registration under the Investment Company Act of 1940.

Please also note that the powers of attorney filed herewith refer to the "Protected Capital Strategies" product as the "Structured Annuity." "Structured Annuity" was the working name for this product until very recently, when the final marketing name of "Protected Capital Strategies" was chosen. The powers of attorney had already been circulated for signature before the final marketing name was decided, so they reflect the working name for the product.

                                                      Sincerely,


                                                      /s/ Dodie Kent
                                                      ----------------------
                                                      Dodie Kent